ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES
Accruals for services	$ 308,457	$ 365,447
Accruals for taxes	156,451	186,492
Accrued payroll and vacation	90,498	159,171
Interest payable on debt	90,125	76,804
Accruals for payments to social funds	8,339	11,890
Total accrued liabilities	$ 653,870	$ 799,804